LONG TERM DEBT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LONG TERM DEBT
Long-Term Debt, gross	$ 27,524,939	$ 27,706,209
Less: Unamortized Debt Issuance Costs		(376,900)	$ (622,256)
Total Long-Term Debt	27,182,607	27,329,309	16,752,762
Less: Current Maturities	(992,174)	(1,004,703)	(705,054)
Long-Term Debt, Less Current Maturities	26,190,433	$ 26,324,606	16,047,708
Holdback payments term		3 years
Various vehicle notes payable with Mercedes-Benz Financial Services
LONG TERM DEBT
Long-Term Debt, gross	237,200	$ 257,023	310,479
Medical equipment note payable with Wells Fargo Equipment Finance with interest rate of 5.71%
LONG TERM DEBT
Long-Term Debt, gross		6,286	43,021
Monthly principal and interest payments	$ 2,961	$ 2,961
Interest rates	5.71%	5.71%
Medical equipment note payable with Wells Fargo Equipment Finance with interest rate of 5.82%
LONG TERM DEBT
Long-Term Debt, gross			5,661
Monthly principal and interest payments		$ 1,082
Interest rates		5.82%
Medical equipment note payable with Conestoga Equipment Finance Corp with interest rate of 7.88%
LONG TERM DEBT
Long-Term Debt, gross		$ 2,037	11,316
Monthly principal and interest payments	$ 818	$ 818
Interest rates	7.88%	7.88%
Medical equipment note payable with Conestoga Equipment Finance Corp with interest rate of 7.74%
LONG TERM DEBT
Long-Term Debt, gross			4,541
Monthly principal and interest payments		$ 844
Interest rates		7.74%
Asset purchase agreement holdback payable
LONG TERM DEBT
Long-Term Debt, gross	$ 670,087	$ 670,087	1,000,000
Holdback payments term	3 years	3 years
Asset purchase agreement holdback
LONG TERM DEBT
Long-Term Debt, gross	$ 422,404	$ 422,404
Interest rates	5.00%	5.00%
Term loan payable due to White Oak Healthcare Finance
LONG TERM DEBT
Long-Term Debt, gross	$ 24,031,102	$ 24,184,227	$ 16,000,000
Interest rates	2.25%	2.25%
Payroll Protection Plan loan from Chase Bank
LONG TERM DEBT
Long-Term Debt, gross	$ 2,164,145	$ 2,164,145
Interest rates	0.98%	0.98%
Minimum | Various vehicle notes payable with Mercedes-Benz Financial Services
LONG TERM DEBT
Monthly principal and interest payments	$ 607	$ 607
Interest rates	3.99%	3.99%
Minimum | LIBOR | Term loan payable due to White Oak Healthcare Finance
LONG TERM DEBT
Applicable margin on variable rate	5.00%	5.00%
Maximum | Various vehicle notes payable with Mercedes-Benz Financial Services
LONG TERM DEBT
Monthly principal and interest payments	$ 996	$ 996
Interest rates	5.75%	5.75%
Maximum | LIBOR | Term loan payable due to White Oak Healthcare Finance
LONG TERM DEBT
Applicable margin on variable rate	6.00%	6.00%